SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Tables)	3 Months Ended
Jun. 30, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Summary of Salaries, fees and benefits
	Three months ended June 30,
	2025(1)	2024(1)
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	2,957,000	2,456,000
Administration expenses (2)	86,000	81,000
	3,043,000	2,537,000

Summary of Office and administration expenses
	Three months ended June 30,
	2025(1)	2024(1)
	($)	($)
Salaries and Benefits	86,000	81,000
Data processing and retention	2,000	4,000
Insurance	8,000	7,000
Other office expenses	49,000	8,000
	145,000	100,000